Leases, Components of Lease Costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Components of Lease Costs [Abstract]
Operating lease costs	$ 12,465
Finance lease costs [Abstract]
Amortization of finance lease right-of-use assets	523
Interest on finance lease liabilities (included in interest expense)	79
Variable lease costs	2,737
Total lease costs	$ 15,804